Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	000-55987
Entity Registrant Name	CareClix Holdings, Inc.
Entity Central Index Key	0001750384
Entity Tax Identification Number	20-1801530
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1270 N. Wickham Road
Entity Address, Address Line Two	Suite 13-1019
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(844)
Local Phone Number	726-6965
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true